Long Term Rehabilitation Provision (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Long Term Rehabilitation Provision [Abstract]
Number of exploration pads	48
Number of historic drilling sites	20
Number of sites impacted by hydrogeological activities	28
Number of native trees planting	2,000
Estimated expenses for rehabilitate (in Dollars)	$ 5,000
Provision for rehabilitation (in Dollars)	$ 303,000